INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

8 — INVENTORIES

Other current assets consisted of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Spare parts inventories	3,035,809	866,716	75,936
Advance payments for orders	296,581	453,244	203,401
Total	3,332,390	1,319,960	279,337

Other inventories and related advance payments mainly consist of spare parts used for maintenance and repair of the rental vehicles and related advance payments that are consumed for daily operations.